SHARE-BASED PAYMENTS - Liabilities for cash-settled plans (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets [abstract]
Total fair value liability for cash-settled plans	$ 135	$ 115
Total intrinsic liability for cash-settled plans	$ 130	$ 100